TAXATION (Tables)	12 Months Ended
Dec. 31, 2015
TAXATION [Abstract]
Schedule of (Loss) Income from Continuing Operations Before Income Taxes

	For the Years Ended December 31,
	2013	2014	2015	2015
	RMB	RMB	RMB	US$
Non – PRC	(24,037)	(17,561)	(81,559)	(12,590)
PRC	168,306	193,207	76,305	11,779
	144,269	175,646	(5,254)	(811)

Schedule of Income Tax Expense from Continuing Operations

	For the Year Ended December 31,
	2013	2014	2015	2015
	RMB	RMB	RMB	US$
Current tax expense	46,377	56,526	92,693	14,309
Deferred tax expense (benefit)	17,461	24,324	(18,668)	(2,882)
	63,838	80,850	74,025	11,427

Reconciliation of Differences Between Statutory Tax Rate and Effective Tax Rate

	For the Years Ended December 31,
	2013	2014	2015	2015
	RMB	RMB	RMB	US$
Income from continuing operations before income taxes	144,269	175,646	(5,254)	(811)
Income tax computed at the tax rate of 25%	36,067	43,912	(1,314)	(203)
Effect of different tax rates in different jurisdictions	7,910	2,960	9,718	1,500
Non-deductible expenses	6,448	10,955	4,682	722
Non-taxable income	—	—	(2,580)	(398)
Interests and penalties on unrecognized tax positions	3,576	2,044	9,041	1,396
Changes of valuation allowance	(6,070)	466	11,889	1,835
Withholding tax	15,907	20,513	42,589	6,575
	63,838	80,850	74,025	11,427

Reconciliation of Accrued Unrecognized Tax Positions

	For the Years Ended December 31,
	2014	2015	2015
	RMB	RMB	US$
Balance at the beginning of year	101,485	20,320	3,137
Additions based on tax positions related to the current year	8,890	11,983	1,850
Additions related to prior year tax position	3,995	5,944	917
Decrease due to the disposal of CAH and WHT	(91,274)	—	—
Decrease relating to expiration of applicable statute of limitation	(2,776)	(2,157)	(333)
Balance at the end of year	20,320	36,090	5,571

Schedule of Deferred Taxes

	As at December 31
	2014	2015	2015
	RMB	RMB	US$
Deferred tax assets, current portion
Accrued expenses	3,826	883	136
Allowance for doubtful accounts	697	1,595	246
Deferred revenue, current	1,002	991	153
Others	726	864	133
	6,251	4,333	669
Valuation allowance	(866)	(832)	(128)
Net deferred tax assets, current portion	5,385	3,501	540
Deferred tax liabilities, current portion
Deferred cost, current portion	(618)	(1,289)	(199)
Revenue generated from financing lease	(2,439)	(2,014)	(311)
Total deferred tax liabilities, current portion	(3,057)	(3,303)	(510)
Deferred tax assets, current portion, net*	3,556	2,447	378
Deferred tax liabilities, current portion, net*	(1,228)	(2,249)	(347)
Deferred tax assets, non-current portion
Depreciation and amortization	22,683	32,164	4,965
Deposits for non-current assets	5,548	5,548	856
Intangible assets	972	929	143
Deferred revenue, non-current portion	337	161	25
Long term receivables	432	432	67
Property, plant and equipment impairment	—	5,771	891
Capital allowances	—	437	67
Net operating loss**	6,659	39,145	6,043
Others	1,250	177	27
	37,881	84,764	13,084
Valuation allowance	(5,668)	(39,882)	(6,157)
Net deferred tax assets, non-current portion	32,213	44,882	6,927
Deferred tax liabilities, non-current portion
Deferred costs	(3,198)	(2,056)	(317)
Intangible assets	(6,098)	(8,819)	(1,361)
Property, plant and equipment	(12,015)	(2,303)	(356)
GZ Proton share transfer	(8,000)	—	—
Disposal of JWYK	—	(3,422)	(528)
AMT transfer Tianjin Concord Medical Technology Limited loss	—	(5,632)	(869)
Long-term deferred assets	—	(1,350)	(208)
Withholding tax on PRC subsidiaries' undistributed earnings	(35,946)	(34,175)	(5,276)
Equity investment	—	(6,569)	(1,014)

Total deferred tax liabilities, non-current portion	(65,257)	(64,326)	(9,929)

Deferred tax assets, non-current portion, net ***	17,183	29,069	4,487

Deferred tax liabilities, non-current portion, net ***	(50,227)	(48,513)	(7,489)

*
As at December 31, 2014 and 2015, deferred tax assets, current portion of approximately RMB1,829 and RMB1,053 (US$163) have been offset against deferred tax liabilities, current portion relating to a particular tax-paying component of an enterprise and within a particular tax jurisdiction, respectively.

**
As of December 31, 2015, the Company had net operating losses from several of its PRC and oversea entities of RMB228,176(US$35,224), which can be carried forward to offset future taxable profit. The net operating loss carry forwards as of December 31, 2015 will expire in years 2016 to 2020 if not utilized.

***
As at December 31, 2014 and 2015, deferred tax assets, non-current portion of approximately RMB15,030 and RMB15,811(US$2,441) have been offset against deferred tax liabilities, non-current portion relating to a particular tax-paying component of an enterprise and within a particular tax jurisdiction, respectively.

Schedule of Movement of Valuation Allowance

	2014	2015	2015
	RMB	RMB	US$
Balance at the beginning of year	(62,017)	(6,534)	(1,009)
Disposal of CAH and WHT	55,949	—	—
Acquisition of CHS	—	(22,291)	(3,441)
Change of valuation allowance in the current year	(466)	(11,889)	(1,835)
Balance at the end of year	(6,534)	(40,714)	(6,285)